Risk management, funding and liquidity risk and market risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net market risk | High
Traded market risk
Value at risk	$ 21.2	$ 41.5	$ 42.0
Net market risk | Low
Traded market risk
Value at risk	5.4	5.9	7.1
Net market risk | Average
Traded market risk
Value at risk	10.6	17.9	20.4
Interest rate risk | High
Traded market risk
Value at risk	20.2	28.7	25.5
Interest rate risk | Low
Traded market risk
Value at risk	5.0	5.1	7.0
Interest rate risk | Average
Traded market risk
Value at risk	9.2	12.9	14.6
FX risk | High
Traded market risk
Value at risk	8.3	8.7	11.7
FX risk | Low
Traded market risk
Value at risk	0.3	0.6	0.5
FX risk | Average
Traded market risk
Value at risk	2.5	2.0	4.0
Equity risk | High
Traded market risk
Value at risk	0.1	3.2	0.7
Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Equity risk | Average
Traded market risk
Value at risk	0.0	0.2	0.2
Commodity risk | High
Traded market risk
Value at risk	4.0	7.9	3.4
Commodity risk | Low
Traded market risk
Value at risk	1.5	0.4	0.6
Commodity risk | Average
Traded market risk
Value at risk	2.5	1.2	1.9
Other market risks | High
Traded market risk
Value at risk	6.5	23.8	32.9
Other market risks | Low
Traded market risk
Value at risk	1.4	1.6	2.4
Other market risks | Average
Traded market risk
Value at risk	2.9	10.3	14.6
Diversification effect | Average
Traded market risk
Value at risk	(6.5)	(8.7)	(14.9)
Parent Entity | Net market risk | High
Traded market risk
Value at risk	21.2	41.5	42.0
Parent Entity | Net market risk | Low
Traded market risk
Value at risk	5.4	5.9	7.1
Parent Entity | Net market risk | Average
Traded market risk
Value at risk	10.6	17.9	20.4
Parent Entity | Interest rate risk | High
Traded market risk
Value at risk	20.2	28.7	25.5
Parent Entity | Interest rate risk | Low
Traded market risk
Value at risk	5.0	5.1	7.0
Parent Entity | Interest rate risk | Average
Traded market risk
Value at risk	9.2	12.9	14.6
Parent Entity | FX risk | High
Traded market risk
Value at risk	8.3	8.7	11.7
Parent Entity | FX risk | Low
Traded market risk
Value at risk	0.3	0.6	0.5
Parent Entity | FX risk | Average
Traded market risk
Value at risk	2.5	2.0	4.0
Parent Entity | Equity risk | High
Traded market risk
Value at risk	0.1	3.2	0.7
Parent Entity | Equity risk | Low
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Equity risk | Average
Traded market risk
Value at risk	0.0	0.2	0.2
Parent Entity | Commodity risk | High
Traded market risk
Value at risk	4.0	7.9	3.4
Parent Entity | Commodity risk | Low
Traded market risk
Value at risk	1.5	0.4	0.6
Parent Entity | Commodity risk | Average
Traded market risk
Value at risk	2.5	1.2	1.9
Parent Entity | Other market risks | High
Traded market risk
Value at risk	6.5	23.8	32.9
Parent Entity | Other market risks | Low
Traded market risk
Value at risk	1.4	1.6	2.4
Parent Entity | Other market risks | Average
Traded market risk
Value at risk	2.9	10.3	14.6
Parent Entity | Diversification effect | Average
Traded market risk
Value at risk	$ (6.5)	$ (8.7)	$ (14.9)